Fair value of financial instrument - Additional Information (Detail) $ in Millions	3 Months Ended
Jul. 31, 2022 CAD ($)
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 0
Transfers out of Level 2 to Level 1	0
Transfers out of Level 2 to Level 3	$ 0